INVESTMENT PROPERTIES (Details Narrative)			1 Months Ended		12 Months Ended
	Nov. 24, 2023 USD ($)	Nov. 24, 2023 COP ($)	Oct. 31, 2023 USD ($)	Oct. 31, 2023 COP ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
IfrsStatementLineItems [Line Items]
Investment property valuation gain					$ 20,151,026	$ 3,525,692	$ 12,610,127
Total purchase price					0	0	14,710,000
Operating expense							4,050,000
Closing cost on acquisition							355,322
Sale of its investment property	$ 17,634,208				17,634,208	9,273,000
Total consideration			$ 2,778,063	$ 11,505,151,984	2,778,063	8,874,753
Gain on sale of investment property					1,165,170
Interest income					98,990
loss on sale of investment property					398,247	$ 486,863
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total consideration					$ 8,219,898
ITAU Corpbanca Colombia, S.A. [Member]
IfrsStatementLineItems [Line Items]
Total consideration	8,266,536	$ 33,829,392,065
Third Party [Member]
IfrsStatementLineItems [Line Items]
Total consideration	$ 19,512,112	$ 79,850,000,000